Schedule of Operating Lease Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Operating lease liability, Balance	$ 524,506	$ 484,104
Add: Finance cost	16,818	30,666
Add: Additions	31,478	31,378
Less: Repayment of lease liabilities	(18,507)	(34,772)
Remeasurement
Foreign exchange translation loss	33,917	13,130
Operating lease liability, Balance	$ 588,212	$ 524,506